Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Assets And Goodwill [Abstract]
Summary of Changes In Carrying Amount of Goodwill

Following is a summary of changes in the carrying amount of goodwill:

	(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Carrying value at the beginning	563	568
Goodwill on Brilliant Basics acquisition (Refer to note 2.9)	5	–
Goodwill reclassified under assets held for sale (Refer note no 2.9)	(247)	–
Translation differences	18	(5)
Carrying value at the end	339	563

Summary of Allocation of Goodwill to Operating Segments

The following table presents the allocation of goodwill to operating segments:

(Dollars in millions)
Segments	As of March 31,
	2018	2017
Financial services	73	127
Manufacturing	39	63
Retail, Consumer packaged goods and Logistics	48	86
Life Sciences, Healthcare and Insurance	68	98
Energy & utilities, Communication and Services	72	118
	300	492
Operating segments without significant goodwill	39	71
Total	339	563

Summary of Key Assumptions Used for the Calculations	The key assumptions used for the calculations are as follows:
As at March 31,	2018	2017
Long term growth rate (%)	8-10	8-10
Operating margins (%)	17-20	17-20
Discount rate (%)	13.5	14.4

Summary of Changes In Carrying Amount of Acquired Intangible Assets

Following are the changes in the carrying value of acquired intangible assets for the year ended March 31, 2018:

						(Dollars in millions)
	Customer related	Software related	Sub-contracting right related	Intellectual property rights related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2017	116	62	3	–	10	14	10	215
Addition through business combination (refer note no. 2.9)	2	–	–	–	–	–	–	2
Deletion/ retirals	(27)	–	(3)	–	–	(4)	(5)	(39)
Reclassified under assets held for sale (Refer note no. 2.9)	(24)	(60)	–	–	–	(6)	–	(90)
Translation differences	1	1	–	–	1	–	(1)	2
Gross carrying value as of March 31, 2018	68	3	–	–	11	4	4	90
Accumulated amortization as of April 1, 2017	(59)	(19)	(3)	–	(1)	(7)	(6)	(95)
Amortization expense	(20)	(12)	–	–	–	(2)	(1)	(35)
Deletion/ retirals	27	–	3	–	–	4	5	39
Reclassified under assets held for sale (Refer note no. 2.9)	9	28	–	–	–	3	–	40
Translation differences	(1)	–	–	–	–	–	–	(1)
Accumulated amortization as of March 31, 2018	(44)	(3)	–	–	(1)	(2)	(2)	(52)
Carrying value as of March 31, 2018	24	–	–	–	10	2	2	38
Carrying value as of April 1, 2017	57	43	–	–	9	7	4	120
Estimated Useful Life (in years)	2-10	–	–	–	50	5	5
Estimated Remaining Useful Life (in years)	1-5	–	–	–	43	3	3

Following are the changes in the carrying value of acquired intangible assets for the year ended March 31, 2017:

						(Dollars in millions)
	Customer related	Software related	Sub-contracting right related	Intellectual property rights related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2016	117	62	3	–	11	14	10	217
Deletion	–	–	–	–	–	–	–	–
Translation differences	(1)	–	–	–	(1)	–	–	(2)
Gross carrying value as of March 31, 2017	116	62	3	–	10	14	10	215
Accumulated amortization as of April 1, 2016	(46)	(9)	(3)	–	(1)	(5)	(4)	(68)
Amortization expense	(14)	(9)	–	–	–	(2)	(3)	(28)
Deletion	–	–	–	–	–	–	–	–
Translation differences	1	(1)	–	–	–	–	1	1
Accumulated amortization as of March 31, 2017	(59)	(19)	(3)	–	(1)	(7)	(6)	(95)
Carrying value as of March 31, 2017	57	43	–	–	9	7	4	120
Carrying value as of April 1, 2016	71	53	–	–	10	9	6	149
Estimated Useful Life (in years)	3-10	5-8	–	–	50	3-10	3-5
Estimated Remaining Useful Life (in years)	1-6	3-6	–	–	44	1 -8	1-4

Following are the changes in the carrying value of acquired intangible assets for the year ended March 31, 2016:

						(Dollars in millions)
	Customer related	Software related	Sub-contracting right related	Intellectual property rights related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2015	72	42	3	2	11	8	5	143
Additions through business combinations (Refer to note 2.9)	45	21	–	–	–	6	4	76
Deletion	–	–	–	(2)	–	–	–	(2)
Translation differences	–	(1)	–	–	–	–	1	–
Gross carrying value as of March 31, 2016	117	62	3	–	11	14	10	217
Accumulated amortization as of April 1, 2015	(26)	(3)	(3)	(2)	(1)	(5)	(1)	(41)
Amortization expense	(20)	(6)	–	–	–	(1)	(3)	(30)
Deletion	–	–	–	2	–	–	–	2
Translation differences	–	–	–	–	–	1	–	1
Accumulated amortization as of March 31, 2016	(46)	(9)	(3)	–	(1)	(5)	(4)	(68)
Carrying value as of March 31, 2016	71	53	–	–	10	9	6	149
Carrying value as of April 1, 2015	46	39	–	–	10	3	4	102
Estimated Useful Life (in years)	3–10	8–10	–	–	50	3–10	3–5
Estimated Remaining Useful Life (in years)	1–7	7–9	–	–	45	2–9	2–5